Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Tokushin G.K.	A shareholder of the Company.
Crossing Cards	An equity investment entity of the Company
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife

Accounts receivable, net – related parties consisted of the following:

Name	September 30, 2025	March 31, 2025
DinnerBank	$-	$105
Takuetsu Kokusai Co., Ltd.	-	12
Subtotal	-	117
Less: allowance for credit losses	-	-
Total accounts receivable, net –related parties	$-	$117

Due from related parties consisted of the following:

Name	September 30, 2025	March 31, 2025
Takuetsu Kokusai Co., Ltd.	$780	$732
DinnerBank	773	476
Total due from related parties	$1,553	$1,208

Advance to suppliers – a related party consisted of the following:

Name	September 30, 2025	March 31, 2025
Crossing Cards	$29,384	$-
Total advance to suppliers – a related party	$29,384	$-

Accounts payable – a related party consisted of the following:

Name	September 30, 2025	March 31, 2025
DinnerBank	$100,628	$2,678,588
Total accounts payable – a related party	$100,628	$2,678,588

Due to related parties consisted of the following:

Name	September 30, 2025	March 31, 2025
Mr. Mei Kanayama	$1,525,436	$13,930
DinnerBank	3,379	10,420
Tokushin G.K.	1,492	3,328
Total due to related parties	$1,530,307	$27,678
Sales to related parties
	For the Six Months Ended September 30,
Name	2025	2024
DinnerBank	$2,656	$6,866,951
Takuetsu Kokusai Co., Ltd.	93	-
Total revenue from related parties	$2,749	$6,866,951
Purchase from related parties
	For the Six Months Ended September 30,
Name	2025	2024
DinnerBank	$321,623	$4,969,413
Crossing Cards	330,629	-
Takuetsu Kokusai Co., Ltd.	288	-
Total purchase from related parties	$652,540	$4,969,413